HELD FOR SALE - Summary (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Investment properties	$ 83,538	$ 68,585	$ 64,613
Equity accounted investments	19,875	19,943	20,807
Property, plant and equipment	10,304	9,401
Accounts receivable and other	3,260	2,176
Total assets	129,970	112,516
Total liabilities	82,633	70,779
Assets held for sale
Disclosure of financial assets [line items]
Investment properties	1,099	300
Equity accounted investments	0	276
Property, plant and equipment	5	0
Accounts receivable and other	26	0
Total assets	1,130	576	$ 10,510
Liabilities associated with assets held for sale
Disclosure of financial assets [line items]
Total liabilities	$ 811	$ 0